Appendix I: Scope of Consolidation - Main Changes in the Scope of Consolidation for the Year (Details)	Dec. 31, 2022	Dec. 31, 2021
FiBrasil Infraestructura e Fibra Ótica, S.A.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		43.55%
VMO2
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
O2 Holdings Ltd
Disclosure of subsidiaries [line items]
% sold		50.00%
Telefonica UK Limited
Disclosure of subsidiaries [line items]
% sold		50.00%
Giffgaff Ltd
Disclosure of subsidiaries [line items]
% sold		50.00%
O2 Networks
Disclosure of subsidiaries [line items]
% sold		50.00%
Cornerstone Telecomunications
Disclosure of subsidiaries [line items]
% sold		25.00%
Tesco Mobile Ltd.
Disclosure of subsidiaries [line items]
% sold		25.00%
Telefónica Cybersecurity Tech UK Limited
Disclosure of subsidiaries [line items]
% sold		50.00%
VivaE Educação Digital S.A
Disclosure of subsidiaries [line items]
% Acquisition	74.79%
% sold	50.00%
Garliava RJ Infraestrutura E Redes De Telecomunicacoes S.A. Wireline Telephony Operator
Disclosure of subsidiaries [line items]
% Acquisition	74.79%
Vivo Ventures Fundo De Investimento Em Participacoes Multiestrategia
Disclosure of subsidiaries [line items]
% Acquisition	74.79%
Vita IT Comercio E Servicos De Solucoes Em TI Ltda
Disclosure of subsidiaries [line items]
% Acquisition	74.79%
Geprom Software Engineering S.L.
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Geprom Software Engineering S.A.
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Perpetual Topco Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Perpetual Midco Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Perpetual Bidco Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Incremental Group Holdings Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Redspire Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Incremental Group Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Adatis Group Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Adatis Consulting Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Adatis BG LTD
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Adatis India Private Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Kumo Analytics Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Adatis Managed Services Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Acceleration Holding GmbH
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Acceleration GmbH
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Enhancement GmbH
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Germany GmbH
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna AB (Sweden)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Boydak Automation AG
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna ApS (Denmark)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna B.V. (Netherlands)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna GmbH (Leipzig)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Austria GmbH
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna GmbH (Innsbruck)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Pipol A/S
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna A/S (Norway)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Business Solutions GmbH
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Industry Solutions GmbH
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna AG (Switzerland)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Adriatic
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Belgrade (Serbia)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Ljubijana (Slovenia)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna Zagreb (Croatia)
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Alamo HoldCo S.L.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)	27.00%
Onnet Fibra Colombia S.A.S.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)	27.00%
Opal Holdco Limited
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)	50.00%
Opal Jvco Limited (nexfibre)
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)	50.00%
% sold	25.00%
Bluevia Fibra, S.L.U.
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
% sold	45.00%
Solar360 Soluciones De Instalacion y Mantenimiento S.L.
Disclosure of subsidiaries [line items]
% Acquisition	51.00%
TLH Holdco S.L.
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
TIS Hispanoamerica, S.L.
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Buendía Estudios Canarias S.L.U.
Disclosure of subsidiaries [line items]
% Acquisition	50.00%
Buendia Estudios Bizkaia, S.L.
Disclosure of subsidiaries [line items]
% Acquisition	50.00%
Solar360 de Repsol y Movistar S.L.
Disclosure of subsidiaries [line items]
% Acquisition	50.00%
Telefonica Renting, S.A.
Disclosure of subsidiaries [line items]
% Acquisition	50.00%
Telefónica El Salvador
Disclosure of subsidiaries [line items]
% sold	59.58%
Telefónica Cybersecurity Tech Argentina S.A.
Disclosure of subsidiaries [line items]
% sold	100.00%
Telefónica Global Solutions, S.L.U. International service provider
Disclosure of subsidiaries [line items]
% sold	100.00%
Altostratus Solutions, S.L.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Cybersecurity & Cloud Tech Deutschland GmbH
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefónica Tech UK & Ireland
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Tech UK Holdings Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Tech UK TOG Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Tech UK Managed Services Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Tech UK Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Tech Northern Ireland Holdings Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Tech Communication & Collaboration Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Tech Northern Ireland Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Cancom Ireland Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefonica Tech Ocean Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Prosegur Soluciones S.A.U.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Daytona Midco SL.
Disclosure of subsidiaries [line items]
% Acquisition		13.94%
HoldCo infraCo SpA
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
% sold		60.00%
Telefonica Global Solutions Germany GmbH.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Movistar Consumer Finance Colombia SAS.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
Buendia Estudios Uno, S.L.U.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
Buendia Estudios Dos, S.L.U.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
Inmosites, S.A.U. Purchase and rental of real estate related to the telecommunications infrastructure business
Disclosure of subsidiaries [line items]
% sold		50.01%
Telxius Torres Latam [Member]
Disclosure of subsidiaries [line items]
% sold		50.01%
Telxius Torres Espana [Member]
Disclosure of subsidiaries [line items]
% sold		50.01%
Telxius Towers Germany Gmbh
Disclosure of subsidiaries [line items]
% sold		50.01%
Telxius Torres Perú S.A.C.
Disclosure of subsidiaries [line items]
% sold		50.01%
Telxius Torres Chile Holding, S.A.
Disclosure of subsidiaries [line items]
% sold		50.01%
Telxius Torres Chile, S.A.
Disclosure of subsidiaries [line items]
% sold		50.01%
Telxius Torres Brasil, Ltda.
Disclosure of subsidiaries [line items]
% sold		50.01%
Inmosites Brasil Participaçoes Imobiliarias Ltda
Disclosure of subsidiaries [line items]
% sold		50.01%
Telxius Torres Argentina, S.A.
Disclosure of subsidiaries [line items]
% sold		50.01%
Telefónica de Costa Rica TC, S.A.
Disclosure of subsidiaries [line items]
% sold		100.00%